Loans - Loans held-in-portfolio in past due status, non-performing status and accruing loans past-due 90 days or more by loan class (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	$ 29,240,557	$ 29,385,196
Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	344,648	361,661
Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	117,801	142,054
Past due 90 days or more
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	1,028,644	1,765,838
Non-accrual loans	547,877	737,774
Accruing loans past-due 90 days or more	480,767	1,028,064
Past due
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	1,491,093	2,269,553
Current
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	27,749,464	27,115,643
Construction
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	716,220	926,208
Construction | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	0	21,312
Construction | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	0	0
Construction | Past due 90 days or more
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	485	29,057
Non-accrual loans	485	29,057
Accruing loans past-due 90 days or more	0	0
Construction | Past due
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	485	50,369
Construction | Current
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	715,735	875,839
Mortgages
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	7,427,196	7,890,680
Mortgages | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	229,541	229,024
Mortgages | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	84,327	103,190
Mortgages | Past due 90 days or more
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	827,214	1,443,688
Non-accrual loans	355,856	429,207
Accruing loans past-due 90 days or more	471,358	1,014,481
Mortgages | Past due
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	1,141,082	1,775,902
Mortgages | Current
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	6,286,114	6,114,778
Commercial | Commercial multi-family
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	1,962,630	1,895,991
Commercial | Commercial multi-family | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	4,140	6,069
Commercial | Commercial multi-family | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	0	0
Commercial | Commercial multi-family | Past due 90 days or more
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	272	2,399
Non-accrual loans	272	2,399
Accruing loans past-due 90 days or more	0	0
Commercial | Commercial multi-family | Past due
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	4,412	8,468
Commercial | Commercial multi-family | Current
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	1,958,218	1,887,523
Commercial | CRE non-owner occupied
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	4,613,390	4,001,143
Commercial | CRE non-owner occupied | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	8,120	3,113
Commercial | CRE non-owner occupied | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	819	7,143
Commercial | CRE non-owner occupied | Past due 90 days or more
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	21,338	77,806
Non-accrual loans	21,338	77,806
Accruing loans past-due 90 days or more	0	0
Commercial | CRE non-owner occupied | Past due
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	30,277	88,062
Commercial | CRE non-owner occupied | Current
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	4,583,113	3,913,081
Commercial | CRE owner occupied
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	1,818,102	1,943,275
Commercial | CRE owner occupied | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	4,424	8,461
Commercial | CRE owner occupied | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	278	1,868
Commercial | CRE owner occupied | Past due 90 days or more
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	55,348	92,335
Non-accrual loans	55,348	92,335
Accruing loans past-due 90 days or more	0	0
Commercial | CRE owner occupied | Past due
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	60,050	102,664
Commercial | CRE owner occupied | Current
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	1,758,052	1,840,611
Commercial | Commercial and Industrial
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	5,338,579	5,773,901
Commercial | Commercial and Industrial | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	12,848	11,340
Commercial | Commercial and Industrial | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	4,407	847
Commercial | Commercial and Industrial | Past due 90 days or more
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	49,257	38,103
Non-accrual loans	48,621	37,540
Accruing loans past-due 90 days or more	636	563
Commercial | Commercial and Industrial | Past due
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	66,512	50,290
Commercial | Commercial and Industrial | Current
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	5,272,067	5,723,611
Leasing
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	1,381,319	1,197,661
Leasing | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	9,240	9,141
Leasing | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	2,037	1,427
Leasing | Past due 90 days or more
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	3,102	3,441
Non-accrual loans	3,102	3,441
Accruing loans past-due 90 days or more	0	0
Leasing | Past due
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	14,379	14,009
Leasing | Current
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	1,366,940	1,183,652
Consumer | Credit card
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	919,861	919,966
Consumer | Credit card | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	5,768	6,550
Consumer | Credit card | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	3,520	4,619
Consumer | Credit card | Past due 90 days or more
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	8,577	12,801
Non-accrual loans	0	0
Accruing loans past-due 90 days or more	8,577	12,801
Consumer | Credit card | Past due
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	17,865	23,970
Consumer | Credit card | Current
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	901,996	895,996
Consumer | Home equity lines of credit
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	78,862	98,750
Consumer | Home equity lines of credit | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	117	420
Consumer | Home equity lines of credit | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	34	342
Consumer | Home equity lines of credit | Past due 90 days or more
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	5,429	7,539
Non-accrual loans	5,406	7,491
Accruing loans past-due 90 days or more	23	48
Consumer | Home equity lines of credit | Past due
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	5,580	8,301
Consumer | Home equity lines of credit | Current
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	73,282	90,449
Consumer | Personal loans
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	1,443,005	1,476,985
Consumer | Personal loans | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	10,890	12,741
Consumer | Personal loans | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	6,646	9,439
Consumer | Personal loans | Past due 90 days or more
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	21,916	27,861
Non-accrual loans	21,916	27,861
Accruing loans past-due 90 days or more	0	0
Consumer | Personal loans | Past due
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	39,452	50,041
Consumer | Personal loans | Current
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	1,403,553	1,426,944
Consumer | Auto Loan
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	3,412,187	3,132,228
Consumer | Auto Loan | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	59,128	53,186
Consumer | Auto Loan | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	15,019	12,696
Consumer | Auto Loan | Past due 90 days or more
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	23,085	15,736
Non-accrual loans	23,085	15,736
Accruing loans past-due 90 days or more	0	0
Consumer | Auto Loan | Past due
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	97,232	81,618
Consumer | Auto Loan | Current
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	3,314,955	3,050,610
Consumer | Other
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	129,206	128,408
Consumer | Other | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	432	304
Consumer | Other | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	714	483
Consumer | Other | Past due 90 days or more
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	12,621	15,072
Non-accrual loans	12,448	14,901
Accruing loans past-due 90 days or more	173	171
Consumer | Other | Past due
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	13,767	15,859
Consumer | Other | Current
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	115,439	112,549
Puerto Rico
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	20,865,382	21,573,280
Puerto Rico | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	311,951	297,700
Puerto Rico | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	111,257	120,544
Puerto Rico | Past due 90 days or more
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	994,938	1,728,438
Non-accrual loans	514,289	700,377
Accruing loans past-due 90 days or more	480,649	1,028,061
Puerto Rico | Past due
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	1,418,146	2,146,682
Puerto Rico | Current
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	19,447,236	19,426,598
Puerto Rico | Construction
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	87,111	157,106
Puerto Rico | Construction | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	0	0
Puerto Rico | Construction | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	0	0
Puerto Rico | Construction | Past due 90 days or more
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	485	21,497
Non-accrual loans	485	21,497
Accruing loans past-due 90 days or more	0	0
Puerto Rico | Construction | Past due
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	485	21,497
Puerto Rico | Construction | Current
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	86,626	135,609
Puerto Rico | Mortgages
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	6,251,866	6,770,143
Puerto Rico | Mortgages | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	217,830	195,602
Puerto Rico | Mortgages | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	81,754	87,726
Puerto Rico | Mortgages | Past due 90 days or more
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	805,245	1,428,824
Non-accrual loans	333,887	414,343
Accruing loans past-due 90 days or more	471,358	1,014,481
Puerto Rico | Mortgages | Past due
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	1,104,829	1,712,152
Puerto Rico | Mortgages | Current
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	5,147,037	5,057,991
Puerto Rico | Commercial | Commercial multi-family
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	154,769	152,280
Puerto Rico | Commercial | Commercial multi-family | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	314	796
Puerto Rico | Commercial | Commercial multi-family | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	0	0
Puerto Rico | Commercial | Commercial multi-family | Past due 90 days or more
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	272	505
Non-accrual loans	272	505
Accruing loans past-due 90 days or more	0	0
Puerto Rico | Commercial | Commercial multi-family | Past due
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	586	1,301
Puerto Rico | Commercial | Commercial multi-family | Current
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	154,183	150,979
Puerto Rico | Commercial | CRE non-owner occupied
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	2,289,923	2,007,333
Puerto Rico | Commercial | CRE non-owner occupied | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	2,399	2,189
Puerto Rico | Commercial | CRE non-owner occupied | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	136	3,503
Puerto Rico | Commercial | CRE non-owner occupied | Past due 90 days or more
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	20,716	77,137
Non-accrual loans	20,716	77,137
Accruing loans past-due 90 days or more	0	0
Puerto Rico | Commercial | CRE non-owner occupied | Past due
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	23,251	82,829
Puerto Rico | Commercial | CRE non-owner occupied | Current
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	2,266,672	1,924,504
Puerto Rico | Commercial | CRE owner occupied
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	1,423,729	1,598,895
Puerto Rico | Commercial | CRE owner occupied | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	3,329	8,270
Puerto Rico | Commercial | CRE owner occupied | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	278	1,218
Puerto Rico | Commercial | CRE owner occupied | Past due 90 days or more
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	54,335	92,001
Non-accrual loans	54,335	92,001
Accruing loans past-due 90 days or more	0	0
Puerto Rico | Commercial | CRE owner occupied | Past due
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	57,942	101,489
Puerto Rico | Commercial | CRE owner occupied | Current
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	1,365,787	1,497,406
Puerto Rico | Commercial | Commercial and Industrial
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	3,528,448	4,229,108
Puerto Rico | Commercial | Commercial and Industrial | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	3,438	10,223
Puerto Rico | Commercial | Commercial and Industrial | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	1,727	775
Puerto Rico | Commercial | Commercial and Industrial | Past due 90 days or more
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	45,242	35,012
Non-accrual loans	44,724	34,449
Accruing loans past-due 90 days or more	518	563
Puerto Rico | Commercial | Commercial and Industrial | Past due
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	50,407	46,010
Puerto Rico | Commercial | Commercial and Industrial | Current
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	3,478,041	4,183,098
Puerto Rico | Leasing
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	1,381,319	1,197,661
Puerto Rico | Leasing | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	9,240	9,141
Puerto Rico | Leasing | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	2,037	1,427
Puerto Rico | Leasing | Past due 90 days or more
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	3,102	3,441
Non-accrual loans	3,102	3,441
Accruing loans past-due 90 days or more	0	0
Puerto Rico | Leasing | Past due
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	14,379	14,009
Puerto Rico | Leasing | Current
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	1,366,940	1,183,652
Puerto Rico | Consumer | Credit card
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	919,851	919,935
Puerto Rico | Consumer | Credit card | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	5,768	6,550
Puerto Rico | Consumer | Credit card | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	3,520	4,619
Puerto Rico | Consumer | Credit card | Past due 90 days or more
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	8,577	12,798
Non-accrual loans	0	0
Accruing loans past-due 90 days or more	8,577	12,798
Puerto Rico | Consumer | Credit card | Past due
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	17,865	23,967
Puerto Rico | Consumer | Credit card | Current
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	901,986	895,968
Puerto Rico | Consumer | Home equity lines of credit
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	3,571	4,179
Puerto Rico | Consumer | Home equity lines of credit | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	46	184
Puerto Rico | Consumer | Home equity lines of credit | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	0	0
Puerto Rico | Consumer | Home equity lines of credit | Past due 90 days or more
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	23	48
Non-accrual loans	0	0
Accruing loans past-due 90 days or more	23	48
Puerto Rico | Consumer | Home equity lines of credit | Past due
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	69	232
Puerto Rico | Consumer | Home equity lines of credit | Current
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	3,502	3,947
Puerto Rico | Consumer | Personal loans
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	1,288,060	1,277,747
Puerto Rico | Consumer | Personal loans | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	10,027	11,255
Puerto Rico | Consumer | Personal loans | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	6,072	8,097
Puerto Rico | Consumer | Personal loans | Past due 90 days or more
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	21,235	26,387
Non-accrual loans	21,235	26,387
Accruing loans past-due 90 days or more	0	0
Puerto Rico | Consumer | Personal loans | Past due
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	37,334	45,739
Puerto Rico | Consumer | Personal loans | Current
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	1,250,726	1,232,008
Puerto Rico | Consumer | Auto Loan
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	3,412,187	3,132,228
Puerto Rico | Consumer | Auto Loan | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	59,128	53,186
Puerto Rico | Consumer | Auto Loan | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	15,019	12,696
Puerto Rico | Consumer | Auto Loan | Past due 90 days or more
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	23,085	15,736
Non-accrual loans	23,085	15,736
Accruing loans past-due 90 days or more	0	0
Puerto Rico | Consumer | Auto Loan | Past due
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	97,232	81,618
Puerto Rico | Consumer | Auto Loan | Current
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	3,314,955	3,050,610
Puerto Rico | Consumer | Other
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	124,548	126,665
Puerto Rico | Consumer | Other | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	432	304
Puerto Rico | Consumer | Other | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	714	483
Puerto Rico | Consumer | Other | Past due 90 days or more
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	12,621	15,052
Non-accrual loans	12,448	14,881
Accruing loans past-due 90 days or more	173	171
Puerto Rico | Consumer | Other | Past due
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	13,767	15,839
Puerto Rico | Consumer | Other | Current
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	110,781	110,826
Popular U.S.
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	8,375,175	7,811,916
Popular U.S. | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	32,697	63,961
Popular U.S. | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	6,544	21,510
Popular U.S. | Past due 90 days or more
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	33,706	37,400
Non-accrual loans	33,588	37,397
Accruing loans past-due 90 days or more	118	3
Popular U.S. | Past due
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	72,947	122,871
Popular U.S. | Current
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	8,302,228	7,689,045
Popular U.S. | Construction
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	629,109	769,102
Popular U.S. | Construction | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	0	21,312
Popular U.S. | Construction | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	0	0
Popular U.S. | Construction | Past due 90 days or more
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	0	7,560
Non-accrual loans	0	7,560
Accruing loans past-due 90 days or more	0	0
Popular U.S. | Construction | Past due
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	0	28,872
Popular U.S. | Construction | Current
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	629,109	740,230
Popular U.S. | Mortgages
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	1,175,330	1,120,537
Popular U.S. | Mortgages | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	11,711	33,422
Popular U.S. | Mortgages | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	2,573	15,464
Popular U.S. | Mortgages | Past due 90 days or more
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	21,969	14,864
Non-accrual loans	21,969	14,864
Accruing loans past-due 90 days or more	0	0
Popular U.S. | Mortgages | Past due
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	36,253	63,750
Popular U.S. | Mortgages | Current
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	1,139,077	1,056,787
Popular U.S. | Commercial | Commercial multi-family
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	1,807,861	1,743,711
Popular U.S. | Commercial | Commercial multi-family | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	3,826	5,273
Popular U.S. | Commercial | Commercial multi-family | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	0	0
Popular U.S. | Commercial | Commercial multi-family | Past due 90 days or more
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	0	1,894
Non-accrual loans	0	1,894
Accruing loans past-due 90 days or more	0	0
Popular U.S. | Commercial | Commercial multi-family | Past due
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	3,826	7,167
Popular U.S. | Commercial | Commercial multi-family | Current
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	1,804,035	1,736,544
Popular U.S. | Commercial | CRE non-owner occupied
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	2,323,467	1,993,810
Popular U.S. | Commercial | CRE non-owner occupied | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	5,721	924
Popular U.S. | Commercial | CRE non-owner occupied | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	683	3,640
Popular U.S. | Commercial | CRE non-owner occupied | Past due 90 days or more
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	622	669
Non-accrual loans	622	669
Accruing loans past-due 90 days or more	0	0
Popular U.S. | Commercial | CRE non-owner occupied | Past due
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	7,026	5,233
Popular U.S. | Commercial | CRE non-owner occupied | Current
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	2,316,441	1,988,577
Popular U.S. | Commercial | CRE owner occupied
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	394,373	344,380
Popular U.S. | Commercial | CRE owner occupied | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	1,095	191
Popular U.S. | Commercial | CRE owner occupied | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	0	650
Popular U.S. | Commercial | CRE owner occupied | Past due 90 days or more
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	1,013	334
Non-accrual loans	1,013	334
Accruing loans past-due 90 days or more	0	0
Popular U.S. | Commercial | CRE owner occupied | Past due
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	2,108	1,175
Popular U.S. | Commercial | CRE owner occupied | Current
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	392,265	343,205
Popular U.S. | Commercial | Commercial and Industrial
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	1,810,131	1,544,793
Popular U.S. | Commercial | Commercial and Industrial | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	9,410	1,117
Popular U.S. | Commercial | Commercial and Industrial | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	2,680	72
Popular U.S. | Commercial | Commercial and Industrial | Past due 90 days or more
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	4,015	3,091
Non-accrual loans	3,897	3,091
Accruing loans past-due 90 days or more	118	0
Popular U.S. | Commercial | Commercial and Industrial | Past due
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	16,105	4,280
Popular U.S. | Commercial | Commercial and Industrial | Current
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	1,794,026	1,540,513
Popular U.S. | Consumer | Credit card
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	10	31
Popular U.S. | Consumer | Credit card | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	0	0
Popular U.S. | Consumer | Credit card | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	0	0
Popular U.S. | Consumer | Credit card | Past due 90 days or more
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	0	3
Non-accrual loans	0	0
Accruing loans past-due 90 days or more	0	3
Popular U.S. | Consumer | Credit card | Past due
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	0	3
Popular U.S. | Consumer | Credit card | Current
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	10	28
Popular U.S. | Consumer | Home equity lines of credit
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	75,291	94,571
Popular U.S. | Consumer | Home equity lines of credit | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	71	236
Popular U.S. | Consumer | Home equity lines of credit | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	34	342
Popular U.S. | Consumer | Home equity lines of credit | Past due 90 days or more
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	5,406	7,491
Non-accrual loans	5,406	7,491
Accruing loans past-due 90 days or more	0	0
Popular U.S. | Consumer | Home equity lines of credit | Past due
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	5,511	8,069
Popular U.S. | Consumer | Home equity lines of credit | Current
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	69,780	86,502
Popular U.S. | Consumer | Personal loans
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	154,945	199,238
Popular U.S. | Consumer | Personal loans | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	863	1,486
Popular U.S. | Consumer | Personal loans | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	574	1,342
Popular U.S. | Consumer | Personal loans | Past due 90 days or more
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	681	1,474
Non-accrual loans	681	1,474
Accruing loans past-due 90 days or more	0	0
Popular U.S. | Consumer | Personal loans | Past due
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	2,118	4,302
Popular U.S. | Consumer | Personal loans | Current
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	152,827	194,936
Popular U.S. | Consumer | Other
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	4,658	1,743
Popular U.S. | Consumer | Other | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	0	0
Popular U.S. | Consumer | Other | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	0	0
Popular U.S. | Consumer | Other | Past due 90 days or more
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	0	20
Non-accrual loans	0	20
Accruing loans past-due 90 days or more	0	0
Popular U.S. | Consumer | Other | Past due
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	0	20
Popular U.S. | Consumer | Other | Current
Financing Receivable, Recorded Investment, Past Due
Loans held in portfolio	$ 4,658	$ 1,723